Sales - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	$ 262,676	$ 229,590	$ 254,194
Less: Royalty contributions (see Note 2(k))	(12,974)	(11,749)	(12,832)
Revenue from sale of goods	863,470	637,619	821,930
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	471,069	592,394	734,526
Revenue from sale of goods	471,069	592,394	734,526
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	(15,928)	(18,638)	(22,297)
Minera Yanacocha SRL and subsidiary [Member] | Switzerland
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	450,832	590,002	$ 734,526
Minera Yanacocha SRL and subsidiary [Member] | Central America
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	581	1,135
Minera Yanacocha SRL and subsidiary [Member] | Singapore
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	$ 19,656	$ 1,257